Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total
Balance - January 1, 2021 at Dec. 31, 2019	$ 114,840	$ 28,730	$ (13,006)	$ (88,372)	$ 42,192
IfrsStatementLineItems [Line Items]
Net loss for the period				(10,010)	(10,010)
Total other comprehensive loss			(5,379)		(5,379)
Total comprehensive loss			(5,379)	(10,010)	(15,389)
Acquisition of Otis Gold Corp.	16,370	594			16,964
Shares issued as part of Credit Facility	180				180
Shares issued to settle payables	1,738				1,738
Value of services recognized	508	162			670
Value of units recognized	1,626	(497)			1,129
Value of warrants issued with Convertible Debentures		1,001			1,001
Proceeds on issuing shares	8	(2)			6
Value of shares issued in asset acquisition	246				246
Value of conversion options on Convertible Debentures		3,815			3,815
Balance - September 30, 2021 at Sep. 30, 2020	135,516	33,803	(18,385)	(98,382)	52,552
Balance - January 1, 2021 at Dec. 31, 2020	136,199	34,015	(15,380)	(104,392)	50,442
IfrsStatementLineItems [Line Items]
Net loss for the period				(36,327)	(36,327)
Total other comprehensive loss			(54)		(54)
Total comprehensive loss			(54)	(36,327)	(36,381)
Value of services recognized		427			427
Proceeds on issuing shares	54	(18)			36
Value of units recognized		987			987
Value of shares issued in asset acquisition	336				336
Interest payable settled with shares	727				727
Balance - September 30, 2021 at Sep. 30, 2021	137,995	34,732	(15,434)	(140,719)	16,574
IfrsStatementLineItems [Line Items]
Shares issued on exercise of RSUs and DSUs	$ 679	$ (679)